Debt (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Senior debt:
Less: Debt issuance costs and discount	$ (2,929)	$ (3,485)
Total debt, net of debt issuance costs and discount	159,329	199,410
Less: Current maturities	(10,088)	(9,950)
Total debt, net of current maturities	149,241	189,460
Revolving credit facility
Senior debt:
Total senior debt	122,128	147,037
Term loans
Senior debt:
Total senior debt	40,130	55,858
ABL Facility
Senior debt:
Total senior debt	$ 162,258	$ 202,895